Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Entity Registrant Name	Hempacco Co., Inc.
Entity Central Index Key	0001892480
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-4231457
Entity Address Address Line 1	9925 Airway Road
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92154
City Area Code	619
Local Phone Number	779-0715